[COVER]

Annual
Report
DECEMBER 31, 1995



FIRST CITICORP
LIFE INSURANCE COMPANY



LANDMARK((SM)) VIP FUNDS

MFS((R)) VARIABLE
INSURANCE TRUST((SM))

AIM VARIABLE INSURANCE
FUNDS, INC.

FIDELITY INVESTMENTS


Remember that Annuity products:

(bullet)  Are NOT bank deposits or FDIC insured

(bullet) Are NOT obligations of or guaranteed by Citibank or Citicorp Investment Services

(bullet) Are subject to investment risks, including possible loss of the principal amount invested

LETTER TO CONTRACT OWNERS


Dear Contract Owner:

We are pleased to provide you with the results of the funds in your First Citicorp Life variable annuity. Inside this booklet you'll find the annual performance of the variable annuity funds as well as informative financial summaries.

The variable annuity you purchased was developed specifically to meet your investment needs and help you reach your financial goals. Your satisfaction with this product is important to us and we welcome any comments or suggestions you may have regarding our product or service. Please feel free to call at 1-800-497-4855 from 8:00 a.m. to 5:00 p.m. Eastern time, Monday through Friday.

We would like to thank you for the opportunity to be of service to you. We look forward to continuing in that role as we work together to make your future the best it can be.

Sincerely,

/S/ LARRY D. WILLIAMS

Larry D. Williams
Senior Vice President


                     FIRST CITICORP LIFE INSURANCE COMPANY
                     -------------------------------------

===============================================================================
TABLE OF CONTENTS


LANDMARK((SM)) VIP FUNDS ...............................................      1

     PORTFOLIO OF OBJECTIVES ...........................................    2-3

     PORTFOLIO OF INVESTMENTS ..........................................    4-9

     FINANCIAL UPDATE ..................................................  10-16


MFS((R)) VARIABLE INSURANCE TRUST((SM)) ................................     17

     MFS((R)) MONEY MARKET SERIES ......................................  18-30

     MFS((R)) WORLD GOVERNMENTS SERIES .................................  31-50


AIM VARIABLE INSURANCE FUNDS, INC ......................................     51

     AIM V.I. CAPITAL APPRECIATION FUND ................................  52-65


FIDELITY INVESTMENTS ...................................................     66

     VARIABLE INSUANCE PRODUCTS FUND ................................... 67-117


STATEMENT OF NET ASSETS ................................................    118

STATEMENT OF OPERATIONS ................................................    119

STATEMENT OF CHANGES IN NET ASSETS .....................................    120

NOTES TO FINANCIAL STATEMENTS ..........................................121-122

SCHEDULE OF INVESTMENTS ................................................    123

INDEPENDENT AUDITORS REPORT ............................................    124


This report may be distributed only to current contract owners or to persons who have received a current prospectus of the Citicorp Life Insurance Company Variable Annuity.

The following documents have been previously filed in EDGAR and are herein incorporated by reference; financial information can be obtained from the following:

Landmark Institutional (VIP) Funds
CIK#: 0000878732
Form Type: N-30B-2
File Number: 811-06401
Filing Date: 03/01/96
Assession No.: 0000950156-96-000228

MFS Variable Insurance Trust
CIK#: 0000918571
Filing Number (Money Market and World Govt. Series): 811-08326
Filing Date: 03/05/96 (Money Market) 03/08/96 (World Govt.)
Assession No.: 0000950156-96-000242 (Money Market)
               0000950156-96-000268 (World Govt.)

AIM Variable Insurance Funds
CIK#: 0000896435
Filing Number: 811-07452
Filing Date: 03/06/96
Assession No.: 0000899243-96-000158

Fidelity Variable Insurance Products Fund
CIK#: 0000814066
Form Type: N-30D
Filing Number: 1.811-3329
Filing Date: 02/15/96
Re-filed as module: 02/26/96
Accession Number: 0000927384-96-000013

                     FIRST CITICORP LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT

                            Statement of Net Assets
                               December 31, 1995

                                              Landmark U.S.  Landmark               A.I.M. V.I.                MFS         MFS
                                     Landmark   Government International Landmark     Capital   Fidelity      Money       World
                                      Equity    Securities    Equity     Balanced  Appreciation  Growth       Market   Governments
                                       Fund        Fund        Fund        Fund        Fund     Portfolio     Series      Series
                                    ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Investments at Market Value
     (See Schedule of Investments)    $746,885    $222,279    $390,287    $711,616  $1,731,795  $1,619,874    $118,935    $265,283

Payable to First Citicorp Life
     Insurance Company                     485         143         254         468       1,113       1,052          77         169
                                      --------    --------    --------    --------  ----------  ----------    --------    --------

               Total Net Assets       $746,400    $222,136    $390,033    $711,148  $1,730,682  $1,618,822    $118,858    $265,114
                                      ========    ========    ========    ========  ==========  ==========    ========    ========

Total Net Assets Represented By:
     Variable Annuity Cash Value
          Invested in Separate
          Account                      746,400     222,136     390,033     711,148   1,730,682   1,618,822     118,858     265,114
                                      --------    --------    --------    --------  ----------  ----------    --------    --------

               Total Net Assets       $746,400    $222,136    $390,033    $711,148  $1,730,682  $1,618,822    $118,858    $265,114
                                      ========    ========    ========    ========  ==========  ==========    ========    ========

Total Units Held                       649,011     207,248     377,945     640,046   1,345,513   1,237,930     115,908     241,914

Net Unit Value                           $1.15       $1.07       $1.03       $1.11       $1.29       $1.31       $1.03       $1.10

Cost of Investments                   $697,010    $214,771    $390,651    $676,333  $1,666,344  $1,586,049    $118,935    $282,166
                                      ========    ========    ========    ========  ==========  ==========    ========    ========

                       See Notes to Financial Statements.

                     FIRST CITICORP LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT

                            STATEMENT OF OPERATIONS
       For the Period from March 6, 1995 (Inception) to December 31, 1995

                                              Landmark U.S.  Landmark               A.I.M. V.I.                MFS         MFS
                                     Landmark   Government International Landmark     Capital   Fidelity      Money       World
                                      Equity    Securities    Equity     Balanced  Appreciation  Growth       Market   Governments
                                       Fund        Fund        Fund        Fund        Fund     Portfolio     Series      Series
                                    ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Investment Income:
     Dividends                          $7,954      $7,213      $4,819     $13,858        $365        --        $2,873    $24,564

Expenses:
     Mortality & Expense Risk Fees       2,782       1,097       1,812       3,140       8,518      $7,953         781      1,291

     Daily Administrative Charges          328         130         218         371         989         925          92        154
                                       -------     -------      ------     -------     -------     -------      ------    -------
          Total Expenses                 3,110       1,227       2,030       3,511       9,507       8,878         873      1,445
                                       -------     -------      ------     -------     -------     -------      ------    -------
          Net Investment
               Income (Loss)             4,844       5,986       2,789      10,347      (9,142)     (8,878)      2,000     23,119
                                       -------     -------    --------     -------     -------     -------      ------    -------

Realized and Unrealized Gain
     (Loss) on Investments:

     Realized Gain on Sale of
          Investments                      399          82         373       1,230      15,496       6,321        --          488

     Net Unrealized Gain (Loss)
          on Investments                49,875       7,508        (364)     35,283      65,451      33,825        --      (16,883)
                                       -------     -------      ------     -------     -------     -------      ------    -------
     Net Gain (Loss) on Investments     50,274       7,590           9      36,513      80,947      40,146        --      (16,395)
                                       -------     -------      ------     -------     -------     -------      ------    -------
Increase in Net Assets
     Resulting from Operations         $55,118     $13,576      $2,798     $46,860     $71,805     $31,268      $2,000     $6,724
                                       =======     =======      ======     =======     =======     =======      ======    =======

                       See Notes to Financial Statements.

                     FIRST CITICORP LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT

                       STATEMENT OF CHANGES IN NET ASSETS
       For the Period from March 6, 1995 (Inception) to December 31, 1995

                                              Landmark U.S.  Landmark               A.I.M. V.I.                MFS         MFS
                                     Landmark   Government International Landmark     Capital   Fidelity      Money       World
                                      Equity    Securities    Equity     Balanced  Appreciation  Growth       Market   Governments
                                       Fund        Fund        Fund        Fund        Fund     Portfolio     Series      Series
                                    ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Increase (Decrease) in Net Assets
     Operations:

     Net Investment Income (Loss)       $4,844      $5,986      $2,789     $10,347     $(9,142)    $(8,878)     $2,000     $23,119

     Realized Gain on Sale of
          Investments                      399          82         373       1,230      15,496       6,321        --           488

     Change in Unrealized
          Appreciation
          (Depreciation) of
          Investments                   49,875       7,508        (364)     35,283      65,451      33,825        --       (16,883)
                                      --------    --------    --------    --------  ----------  ----------    --------    --------
     Increase in Net Assets
          Resulting from
          Operations                    55,118      13,576       2,798      46,860      71,805      31,268       2,000       6,724
                                      --------    --------    --------    --------  ----------  ----------    --------    --------

Capital Transactions:

     Contract Deposits                 687,397     211,010     398,496     661,835   1,733,060   1,567,401     175,629     266,180

     Transfers Between Funds             1,553      (1,393)     (1,565)      8,693      22,034      31,479     (58,771)     (2,030)

     Transfers from First Citicorp
          Life Insurance Company         3,103        --         1,000       2,801       9,603      17,277        --          --

     Contract Withdrawals                 (771)     (1,057)    (10,696)     (9,041)   (105,820)    (28,603)       --        (5,760)
                                      --------    --------    --------    --------  ----------  ----------    --------    --------
     Increase in Net Assets
          Resulting from Capital
          Transactions                 691,282     208,560     387,235     664,288   1,658,877   1,587,554     116,858     258,390
                                      --------    --------    --------    --------  ----------  ----------    --------    --------


Total Increase in Net Assets           746,400     222,136     390,033     711,148   1,730,682   1,618,822     118,858     265,114


Net Assets, at Beginning of Period        --          --          --          --          --          --          --          --
                                      --------    --------    --------    --------  ----------  ----------    --------    --------

Net Assets, at End of Period          $746,400    $222,136    $390,033    $711,148  $1,730,682  $1,618,822    $118,858    $265,114
                                      ========    ========    ========    ========  ==========  ==========    ========    ========

                       See Notes to Financial Statements.

                     FIRST CITICORP LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
                               December 31, 1995

1. History

The First Citicorp Life Insurance Company Variable Annuity Separate Account (the "Account") is a separate account maintained under the provisions of New York Insurance Law by First Citicorp Life Insurance Company (the "Company"), a subsidiary of Citicorp Life Insurance Company. The Account operates as a unit investment trust registered under the Investment Company Act of 1940, as amended, and supports the operations of the Company's individual flexible premium deferred variable annuity contracts (the "contracts"). The Account invests in Portfolios of the Landmark Variable Insurance Products Funds, the A.I.M. Variable Insurance Funds, Inc., the Fidelity Variable Insurance Products Fund, and the M.F.S. Variable Insurance Trust (the "Funds"). The available Portfolios of the Landmark Variable Insurance Products Funds include the Landmark Equity Fund, the Landmark U.S. Government Fund, the Landmark International Equity Fund and the Landmark Balanced Fund. The A.I.M. V.I. Capital Appreciation Fund of the A.I.M. Variable Insurance Funds, Inc., the Growth Portfolio of the Fidelity Investments Variable Insurance Products Fund, the MFS Money Market Series and the MFS World Governments Series of the M.F.S. Variable Insurance Trust are also available for investment.

The Account had no assets or operations until March 6, 1995, when the initial investment was made.

The assets of the Account are the property of the Company. The portion of the Account's assets applicable to the contracts are not chargeable with liabilities arising out of any other business conducted by the Company.

In addition to the Account, a contract owner may also allocate funds to the General Account, which is part of the Company's general account. Amounts allocated to the General Account are credited with a guaranteed rate for one year. Because of exemptive and exclusionary provisions, interests in the General Account have not been registered under the Securities Act of 1933 and the General Account has not been registered as an investment company under the Investment Company Act of 1940.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Account in preparation of the financial statements in conformity with generally accepted accounting principles.

A. Investment Valuation -- The investments of the Portfolios within the Account are stated at market value, which is the net asset value of each of the respective series as determined at the close of business on the last working day of the period.

B. Accounting for Investments -- Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date.

C. Federal Income Taxes -- The Company is taxed under federal law as a life insurance company. The Account is part of the Company's total operations and is not taxed separately. Under current Federal income tax law, no taxes are payable on investment income or realized capital gains of the Account Contractholders.

D. Use of Estimates -- The preparation of financial statements in conformity with Generally Accepted Accounting Principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

                     FIRST CITICORP LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
                               December 31, 1995

3. Contract Charges

Daily charges for mortality and expense risks assumed by the Company are assessed through the daily unit value calculation and are equivalent on an annual basis to 1.25% of the value of the contracts.

An annual contract fee of $30 is assessed against each contract on its anniversary date by surrendering units. Daily charges for administrative expenses are assessed through the daily unit value calculation and are equivalent on an annual basis to 0.15% of the value of the contracts.


The contracts provide that in the event that a contract owner withdraws all or a portion of the contract value within five contract years there will be assessed a deferred sales charge. The deferred sales charge is based on a table of charges of which the maximum charge is currently 7% of the contract value. During each contract year, up to 10% of purchase payments less any prior withdrawal of purchase payments may be withdrawn without a deferred sales charge.

Premium taxes may be applicable, depending on the laws of various jurisdictions. Various states and other government entities levy a premium tax on annuity contracts issued by insurance companies.

4. Purchases and Sales of Investments

For the period ended December 31, 1995, investment activity in the Account was as follows:

                                                          Cost of      Proceeds
Shares of                                                Purchases    from Sales
---------                                                ---------    ----------
Landmark Variable Insurance Products Funds:
     Landmark Equity Fund                                 $703,333      $6,722
     Landmark U.S. Government Fund                         219,741       5,052
     Landmark International Equity Fund                    404,330      14,052
     Landmark Balanced Fund                                693,896      18,793
A.I.M. Variable Insurance Funds, Inc.:
     A.I.M. V.I. Capital Appreciation Fund               1,745,083      94,235
Fidelity Investments Variable Insurance Products Fund:
     Growth Portfolio                                    1,610,347      30,619
M.F.S. Variable Insurance Trust:
     MFS Money Market Series                               191,969      73,034
     MFS World Governments Series                          294,749      13,071

5. Net Increase in Accumulation Units

For the period ended December 31, 1995, transactions in accumulation units of the Account were as follows:

                                              Landmark U.S.  Landmark               A.I.M. V.I.                MFS         MFS
                                     Landmark   Government International Landmark     Capital   Fidelity      Money       World
                                      Equity    Securities    Equity     Balanced  Appreciation  Growth       Market   Governments
                                       Fund        Fund        Fund        Fund        Fund     Portfolio     Series      Series
                                    ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Units Purchased                        645,474     209,726     388,739     637,592   1,407,226   1,223,339     173,434     249,273

Units Withdrawn                           (737)     (1,009)    (10,290)     (8,504)    (85,419)    (21,324)       --        (5,455)

Units Transferred Between Funds          4,274      (1,469)       (504)     10,958      23,706      35,915     (57,526)     (1,904)
                                       -------     -------     -------     -------   ---------   ---------     -------     -------
Net Increase                           649,011     207,248     377,945     640,046   1,345,513   1,237,930     115,908     241,914

Units, at Beginning of Period             --          --          --          --          --          --          --          --
                                       -------     -------     -------     -------   ---------   ---------     -------     -------
Units, at End of Period                649,011     207,248     377,945     640,046   1,345,513   1,237,930     115,908     241,914
                                       =======     =======     =======     =======   =========   =========     =======     =======

                     FIRST CITICORP LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT

                            SCHEDULE OF INVESTMENTS
                               December 31, 1995


                                                 Number     Market
                                               of Shares    Value        Cost
                                               ---------  ----------  ----------
Landmark Variable Insurance Products Funds:

     Landmark Equity Fund                        64,890    $746,885    $697,010

     Landmark U.S. Government Fund               21,210     222,279     214,771

     Landmark International Equity Fund          37,855     390,287     390,651

     Landmark Balanced Fund                      64,575     711,616     676,333


A.I.M Variable Insurance Funds, Inc.:

     AI.M. V.I. Capital Appreciation Fund       104,640   1,731,795   1,666,344


Fidelity Variable Products Fund:

     Growth Portfolio                            55,475   1,619,874   1,586,049


M.F.S. Variable Insurance Trust:

     MFS Money Market Series                    118,935     118,935     118,935

     MFS World Governments Series                26,085     265,283     282,166

[LOGO - KPMG Peat Marwick LLP]



                         Independent Auditors' Report
                         ----------------------------

The Board of Directors
Citicorp Life Insurance Company and Policyholders of Citicorp Life Insurance Company Variable
     Annuity Separate Account:

We have audited the accompanying statements of net assets, including the schedule of investments, of the Landmark Equity Fund, Landmark U.S. Government Securities Fund, Landmark International Equity Fund, Landmark Balanced Fund, A.I.M. V.I. Capital Appreciation Fund, Fidelity Growth Portfolio, M.F.S. Money Market Series, and M.F.s. World Government Series Portfolios of First Citicorp Life Insurance Company Variable Annuity Separate Account as of December 31, 1995, and related statements of operations and changes in net assets for the period March 6, 1995 (Inception) to December 31, 1995. These financial statements are the responsibility of First Citicorp Life Insurance Company Variable Annuity Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned at December 31, 1995 by correspondence with the Landmark Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund, A.I.M. Variable Insurance Funds, Inc., and M.F.S. Variable Insurance Trust. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Landmark Equity Fund, Landmark U.S. Government Securities Fund, Landmark International Equity Fund, Landmark Balanced Fund, A.I.M. V.I. Capital Appreciation Fund, Fidelity Growth Portfolio, M.F.S. Money Market Series, and M.F.S. World Government Series Portfolios of First Citicorp Life Insurance Company Variable Annuity Separate Account as of December 31, 1995, and the results of their operations and changes in their net assets for the period March 6, 1995 (Inception) to December 31, 1995, in conformity with generally accepted accounting principles.


                                               KPMG Peat Marwick LLP


Chicago, Illinois
February 16, 1996